Note 7 - Commitments and Contingencies (Details) (USD $)	12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 sqft
Note 7 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Future Minimum Payments Receivable (in Dollars)	$ 508,000
Operating Leases, Rent Expense (in Dollars)	118,000	274,000
Folsom, California Corporate Headquarters [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract			24 months
Area of Real Estate Property	800		800
Lease Term	24 months
Rancho Cordova C A [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract			5 years
Area of Real Estate Property			16,000
Operating Leases, Future Minimum Payments Receivable (in Dollars)			329,000
San Francisco [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Area of Real Estate Property	10,000		10,000
Operating Leases, Future Minimum Payments Receivable (in Dollars)	77,000
Sacramento [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Area of Real Estate Property	16,000
Operating Leases, Future Minimum Payments Receivable (in Dollars)	$ 431,000
Lease Term	5 years